Interests in associates - Summary of detailed information about financial information of associates (Details)	Dec. 31, 2022 USD ($)
Disclosure of associates [line items]
Aggregate carrying amount of individually immaterial associates in the consolidated financial statements	$ 788,472
CERBACT Asia Holdings Pte. Ltd [Member]
Disclosure of associates [line items]
Aggregate carrying amount of individually immaterial associates in the consolidated financial statements	788,472
Aggregate amounts of the Group's share of those associates' loss and total comprehensive income	$ 0